Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2016
Finance lease receivables
Schedule of finance lease receivables

	December 31,	December 31,
	2016	2015
Minimum lease payments	$113,574	$42,526
Less: amounts representing interest	(52,205)	(12,204)

Present value of total minimum capital lease payments (at rates range from 10.36% to 17.20%)	61,369	30,322

Less: impairment	(26,021)	—

Net finance lease receivables	$35,348	$30,322

Current	$9,140	$12,518
Noncurrent	26,208	17,804

Schedule of future maturities of minimum lease payments receivable
USD
2017	10,230
2018	9,120
2019	8,744
2020	8,402
2021	8,321
Thereafter	68,757

$113,574